Document and Entity Information	Mar. 26, 2024
Cover [Abstract]
Entity Registrant Name	CASTLE BIOSCIENCES INC
Amendment Flag	false
Entity Central Index Key	0001447362
Document Type	8-K
Document Period End Date	Mar. 26, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-38984
Entity Tax Identification Number	77-0701774
Entity Address, Address Line One	505 S. Friendswood Drive
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Friendswood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77546
City Area Code	(866)
Local Phone Number	788-9007
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CSTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false